Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Loss Per Share
20.	Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	For the year ended December 31,
	2020		2021		2022		2022
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to EHang Holdings Limited	(51,294)	(36,325)	(193,772)	(120,187)	(214,390)	(31,083)	(113,831)	(16,504)

Net loss attributable to EHang Holdings Limited’s ordinary shareholders	(51,294)	(36,325)	(193,772)	(120,187)	(214,390)	(31,083)	(113,831)	(16,504)

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted (in thousands of shares)	64,143	45,420	69,733	43,252	74,917	74,917	39,778	39,778

Loss per share – basic and diluted	(0.80)	(0.80)	(2.78)	(2.78)	(2.86)	(0.41)	(2.86)	(0.41)

The Company had potential dilutive securities such as unvested RSUs and options granted, and Underlying Shares to be issued under the Private Placement. As the Group incurred losses for the years ended December 31, 2020, 2021 and 2022, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted-average numbers of non-vested RSUs excluded from the calculation of diluted net loss per share of the Company were 989,728, 5,492,295 and 3,782,562 as of December 31, 2020, 2021 and 2022, respectively.